Restricted Short Term Bank Deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Short Term Bank Deposits [Line Items]
Deposit amount	$ 177	$ 157
Eco Wave Power Ltd [Member]
Restricted Short Term Bank Deposits [Line Items]
Deposit amount	$ 74	$ 63
Bear interest at an average annual rate of prime percentage	4.40%